Significant Accounting Policies (Details) - Schedule of currency exchange rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Currency Exchange Rates [Abstract]
Year-end spot rate	US$1 = 6.8983 RMB	US$1 = 6.3731 RMB	US$1 = 6.5378 RMB
Average rate	US$1 = 6.7299 RMB	US$1 = 6.4512 RMB	US$1 = 6.9003 RMB